Debt (Details) - Schedule of Recognized at Fair Value in the Consolidated Financial Statements - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Recognized at Fair Value in the Consolidated Financial Statements [Abstract]
Balance of embedded derivative at the beginning of the period		$ 211,345	$ 211,345
Change in fair value of conversion features		(211,345)	(211,345)	$ (2,871,910)
Balance of embedded derivatives at the end of the period				$ 211,345